Warrants - Summary of Warrants Outstanding And Exercisable (Detail)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Number of warrants outstanding | shares	42,186,503	42,186,503
Number of weighted average exercise price outstanding | $ / shares	$ 1.14
November 21, 2021 [member] | Warrant One [member]
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Number of warrants outstanding | shares	7,000,000	7,000,000
Number of weighted average exercise price outstanding | $ / shares	$ 1.00
November 21, 2021 [member] | Warrant Two [member]
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Number of warrants outstanding | shares	4,511,278	4,511,278
Number of weighted average exercise price outstanding | $ / shares	$ 1.33
November 21, 2021 [member] | Warrant Three [member]
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Number of warrants outstanding | shares	2,010,050	2,010,050
Number of weighted average exercise price outstanding | $ / shares	$ 1.99
October 3, 2020 [member]
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Number of warrants outstanding | shares	3,413,418	3,413,418
Number of weighted average exercise price outstanding | $ / shares	$ 0.53
March 12, 2020 [member] | Warrant One [member]
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Number of warrants outstanding | shares	1,354,321	1,354,321
Number of weighted average exercise price outstanding | $ / shares		$ 1.50
March 12, 2020 [member] | Warrant Two [member]
Disclosure Of Warrants Outstanding And Exercisable [Line Items]
Number of warrants outstanding | shares	23,897,436	23,897,436
Number of weighted average exercise price outstanding | $ / shares		$ 1.50